Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

April 14, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”) File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to change the name of a series (previously, called Days Absolute Return ETF) to DGA Absolute Return ETF (the “Fund”), and reflect the addition of audited financial statements for the Fund’s predecessor account. The Fund’s registration statement (Post-Effective Amendment No. 46 and Amendment No. 49 to the Trust’s Registration Statement on Form N-1A; SEC Accession No. 0001387131-23-000044) (“PEA 46”) was filed on January 4, 2023 and has not yet become effective. The effectiveness of PEA 46 was delayed pursuant to Post-Effective Amendment No. 66 and Amendment No. 69 to the Trust’s Registration Statement on Form N-1A (SEC Accession No. 0001839882-23-006888) (“PEA 66”), which was filed on March 16, 2023. This PEA No. 79 is intended to supersede PEA No. 46 and PEA 66.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC